METZGER & McDONALD PLLC
(formerly Prager, Metzger & Kroemer PLLC)
a professional limited liability company
attorneys, mediators & counselors

Steven C. Metzger	2626 Cole Avenue, Suite 900
Direct Dial 214-740-5030	Dallas, Texas 75204-1083	Facsimile 214-523-3838
smetzger@pmklaw.com	214-969-7600	214-969-7635
www.pmklaw.com
September 28, 2005
The Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Income Opportunity Realty Investors, Inc.; CIK No. 0000949961; Commission File No. 001-14784
Gentlemen:
     On behalf of Income Realty Investors, Inc., we are delivering for filing with the Commission Amendment No. 4 to Form 10-K for the fiscal year ended December 31, 2004. Amendment No. 4 is filed under cover of Form 10-K/A amending the original filing in response to a letter of comments from the Staff of the Commission dated September 19, 2005. The enclosed filing does not materially change any information in the original Form 10-K as filed or as previously amended, nor does it involve any restatement of any financial information.
     Any questions relating to the enclosed filing may be addressed to the undersigned at the address and telephone number set forth above.
Very truly yours,
/s/ Steven C. Metzger
Steven C. Metzger
SCM:ag
Enclosure

cc:	R. Neil Crouch II	Ed Swalm
	Executive Vice President, Chief	Swalm & Associates, P.C.
	Financial Officer and Acting	4975 Preston Park Boulevard, Suite 340
	Principal Executive Officer	Plano, TX 75093
Income Realty Investors, Inc.
1755 Wittington Place, Suite 340
Dallas, Texas 75234

Bill Huff
Farmer, Fuqua & Huff, P.C.
555 Republic Drive, Suite 490
Plano, TX 75074